CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net income	$ 88,498	$ 8,024
Adjustments to reconcile net income to net provided by in operating activities:
Depreciation and amortization	62,753	55,534
Amortization of deferred financing fees	4,187	5,062
Amortization of senior notes discount	435	263
Bad debt expense	996	3,030
Stock-based compensation expense	2,585	955
Write-off of financing fees	1,626
Disposition of property and equipment and other	1,060	(1,444)
Changes in operating assets and liabilities
Accounts receivable	156,249	70,202
Accounts receivable - affiliate	(2,007)	(189)
Inventories	117,097	237,386
Broker margin deposits	11,000	14,032
Prepaid expenses, all other current assets and other assets	(24,454)	18,589
Accounts payable	(235,370)	(147,359)
Trustee taxes payable	1,917	(15,603)
Change in fair value of forward fixed price contracts	6,443	15,472
Accrued expenses, all other current liabilities and other long-term liabilities	986	(9,842)
Net cash provided by (used in) operating activities	194,001	254,112
Cash flows from investing activities
Acquisitions	0	(185,262)
Capital expenditures	(73,591)	(46,935)
Proceeds from sale of property and equipment	3,405	5,769
Net cash used in investing activities	(70,186)	(226,428)
Cash flows from financing activities
Payments on working capital revolving credit facility	(125,000)	(124,200)
Payments on revolving credit facility	(162,100)	(22,300)
Proceeds from issuance of term loan	258,903	115,000
Proceeds from senior notes, net of discount	258,903	67,900
Repayment of senior notes	(40,244)
Repurchase of common units	(4,423)
Repurchased units withheld for tax obligations	0
Noncontrolling interest capital contribution	8,400	(2,086)
Distribution to noncontrolling interest	(8,400)	1,425
Distributions to partners	(54,623)	(50,001)
Net cash (used in) provided by financing activities	(127,487)	(18,593)
Borrowing from line of credit	0
Increase in cash and cash equivalents	(3,672)	9,091
Cash and cash equivalents at beginning of year	9,217	5,977
Cash and cash equivalents at end of year	5,545	15,068
Supplemental information (see Note 21)
Cash paid during the period for interest	26,947	26,002
Non-cash exchange of 6.25% senior notes due 2022	$ 110,000